UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02556

Name of Fund: Ready Assets Prime Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Ready Assets
Prime Money Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2011

Date of reporting period: 01/31/2011

Item 1 – Schedule of Investments

Ready Assets Prime Money Fund
Schedule of Investments January 31, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

	Par
Certificates of Deposit (000) Value
Domestic – 0.9%
State Street Bank & Trust Co., 0.39%,
2/10/11	$ 31,000	$ 31,000,000
Yankee - 28.0% (a)
BNP Paribas SA, NY, 0.39%, 5/05/11	30,000	30,000,000
Bank of Montreal, Chicago:
0.27%, 3/01/11	25,000	25,000,000
0.31%, 8/29/11 (b)	14,000	14,000,000
0.34%, 1/25/12 (b)	15,000	15,000,000
Bank of Nova Scotia, Houston:
0.27%, 3/01/11	20,000	20,000,000
0.26%, 3/10/11	34,000	33,999,825
0.28%, 4/05/11	25,000	25,000,000
0.27%, 5/03/11	35,000	35,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY,
0.30%, 4/11/11	30,000	30,000,000
Barclays Bank Plc, NY:
0.42%, 2/18/11	31,000	31,000,000
0.40%, 3/04/11	36,000	36,000,000
Canadian Imperial Bank of Commerce,
NY, 0.31%, 7/18/11 (b)	21,560	21,560,000
Credit Agricole CIB, NY, 0.41%, 4/08/11	30,000	30,000,000
Credit Industriel et Commercial, NY:
0.51%, 2/09/11	12,000	12,000,000
0.54%, 3/04/11	25,000	25,000,000
Credit Suisse, NY, 0.28%, 4/12/11	39,000	39,000,000
Deutsche Bank AG, NY, 0.30%,
4/06/11	28,000	28,000,000
Dexia Credit Local, NY, 2.05%,
2/17/11 (c)	58,500	58,500,000
Lloyd's TSB Bank Plc, NY, 0.62%,
2/11/11	30,000	30,000,000
Mizuho Corporate Bank, NY, 0.28%,
2/08/11	43,000	43,000,000
National Australia Bank, NY, 0.35%,
2/10/12 (b)	17,000	17,000,000
Nordea Bank Finland Plc, NY, 0.32%,
4/15/11	25,500	25,501,031
Rabobank Nederland NV, NY, 0.35%,
9/15/11	30,000	30,000,000
Royal Bank of Canada, NY, 0.35%,
10/14/11 (b)	30,000	30,000,000
Royal Bank of Scotland Plc, CT:
0.49%, 5/16/11 (c)	11,000	11,000,000
0.51%, 2/24/11	38,000	38,000,000
0.49%, 4/19/11	30,000	30,000,000
Societe Generale, NY, 0.39%,
4/21/11 (b)	35,000	35,000,000

	Par
Certificates of Deposit (concluded) (000) Value
Yankee (a) (concluded)
Toronto-Dominion Bank, NY:
0.26%, 2/04/11	$ 13,000	$ 13,000,000
0.25%, 4/27/11	23,000	23,000,000
0.34%, 1/12/12 (b)	17,500	17,500,000
UniCredit SpA, NY, 0.49%, 2/10/11	34,000	34,000,000
Westpac Banking Corp., NY (b):
0.34%, 11/04/11	35,000	35,000,000
0.35%, 12/09/11	35,000	35,000,000
		956,060,856
Total Certificates of Deposit - 28.9%		987,060,856
Commercial Paper (d)
Amsterdam Funding Corp., 0.29%,
2/17/11	20,000	19,997,422
Antalis U.S. Funding Corp.:
0.30%, 2/07/11	36,000	35,998,200
0.29%, 2/28/11	8,000	7,998,260
Aspen Funding Corp., 0.26%, 2/10/11	31,000	30,997,985
BNP Paribas Finance Inc.:
0.49%, 2/11/11	30,000	29,995,917
0.42%, 3/01/11	12,000	11,996,080
BNZ International Funding Ltd., 0.34%
2/04/11 (b)	33,500	33,500,028
CHARTA LLC, 0.30%, 2/17/11	15,000	14,998,000
CRC Funding LLC, 0.29%, 4/27/11	47,000	46,967,818
Cancara Asset Securitization LLC,
0.35%, 2/17/11	15,500	15,497,589
Chariot Funding LLC, 0.24%, 2/10/11	43,000	42,997,420
Clipper Receivables Co., LLC, 0.44%,
2/15/11	36,000	35,993,840
Commonwealth Bank of Australia,
0.32%, 10/06/11 (b)	35,000	34,997,284
Grampian Funding LLC:
0.32%, 2/11/11	10,000	9,999,111
0.29%, 3/07/11	60,000	59,983,567
ING (U.S.) Funding LLC, 0.43%, 4/05/11	35,000	34,973,662
Jupiter Securitization Co. LLC, 0.26%,
2/03/11	32,000	31,999,538
LMA Americas LLC, 0.25%, 2/25/11	15,000	14,997,500
Liberty Street Funding LLC:
0.24%, 2/22/11	16,016	16,013,758
0.29%, 3/01/11	30,000	29,993,233
MetLife Short Term Funding LLC:
0.28%, 3/07/11	29,600	29,592,172

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.	RB	Revenue Bonds
AMT	Alternative Minimum Tax (subject to)	SBPA	Stand-by Bond Purchase Agreement
HFA	Housing Finance Agency	VRDN	Variable Rate Demand Notes
LOC	Letter of Credit

READY ASSETS PRIME MONEY FUND JANUARY 31, 2011 1

Ready Assets Prime Money Fund
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Commercial Paper (d) (concluded) (000) Value
MetLife Short Term Funding LLC
(concluded):
0.28%, 4/18/11	$ 32,395	$ 32,375,851
0.28%, 4/25/11	15,000	14,990,317
Nieuw Amsterdam Receivables Corp.,
0.29%, 4/12/11	21,000	20,988,158
Regency Markets No.1 LLC, 0.25%,
2/07/11	30,038	30,036,748
Scaldis Capital LLC, 0.28%, 2/02/11	10,000	9,999,922
Solitaire Funding LLC:
0.28%, 2/15/11	33,000	32,996,407
0.26%, 2/23/11	25,000	24,996,028
State Street Corp., 0.31%, 2/22/11	30,000	29,994,575
Thames Asset Global Securitization
No. 1, Inc., 0.41%, 4/01/11	42,000	41,971,778
Thunder Bay Funding LLC, 0.26%,
4/11/11	35,000	34,982,558
Ticonderoga Funding LLC, 0.28%,
4/04/11	23,500	23,488,668
U.S. Collateralized Commercial Paper,
0.32%, 2/03/11	13,000	12,999,769
Wespac Banking Corp. (b):
0.42%, 1/06/12	36,000	36,000,000
0.34%, 1/13/12	35,000	35,000,000
Total Commercial Paper - 28.4%		970,309,163
Corporate Notes
KBC Bank NV, NY, 1.72%, 3/01/11 (c)	27,600	27,600,000
Rabobank Nederland NV, 2.05%,
4/07/11 (c)(e)	52,100	52,100,000
Total Corporate Notes - 2.3%		79,700,000
Municipal Bonds (c)
Bay Area Toll Authority (Bank of America
NA LOC), San Francisco Bay Area,
Series E-3, 0.24%, 2/07/11	20,000	20,000,000
California HFA, RB, VRDN, AMT (Fannie
Mae LOC, Freddie Mac LOC), Home
Mortgage:
Series F, 0.29%, 2/07/11	23,000	23,000,000
Series U, 0.27%, 2/07/11	16,580	16,580,000
California Health Facilities Financing
Authority (JPMorgan Chase Bank
LOC), Scripps Health, Series B, 0.25%,
2/07/11	14,000	14,000,000
California Pollution Control Financing
Authority (JPMorgan Chase Bank
LOC), Pacific Gas & Electric Co.,
Series E, 0.24%, 2/01/11	8,300	8,300,000
Indiana Finance Authority (JPMorgan
Chase Bank LOC), Sisters of St.
Francis, Series B, 0.27%, 2/07/11	6,000	6,000,000

	Par
Municipal Bonds (c) (concluded) (000) Value
Los Angeles Community Redevelopment
Agency California (Fannie Mae
Liquidity Facility), Hollywood & Vine
Apartments, Series A, 0.28%,
2/07/11	$ 13,000	$ 13,000,000
Metropolitan Transportation Authority
(AGM Insurance, Dexia Credit Local
SBPA), Series B, 0.32%, 2/07/11	20,000	20,000,000
New Jersey Transportation Trust Fund
Authority (JPMorgan Chase Bank
LOC), Transportation System,
Series C, 0.26%, 2/07/11	8,000	8,000,000
New York City Industrial Development
Agency (JPMorgan Chase Bank LOC),
USA Waste Services, New York City
Project, 0.34%, 2/07/11	9,600	9,600,000
New York State HFA, RB, VRDN, AMT
(Fannie Mae Liquidity Facility),
Series A:
125 West 31st Street Housing,
0.26%, 2/07/11	13,000	13,000,000
316 11th Avenue Housing, 0.26%,
2/07/11	21,500	21,500,000
East 39th Street Housing, 0.26%,
2/07/11	16,000	16,000,000
New York State HFA (Bank of America
NA LOC), Series L, 0.27%, 2/07/11	10,500	10,500,000
New York State HFA (Fannie Mae
Liquidity Facility), Series A, 0.26%,
2/07/11	22,900	22,900,000
Palm Beach County School District (AGM
Insurance, Dexia Credit Local SBPA),
Series B, 0.32%, 2/07/11	5,000	5,000,000
Westchester County Healthcare Corp.,
New York (TD Bank NA LOC), Senior
Lien, Series D, 0.29%, 2/07/11	20,000	20,000,000
Total Municipal Bonds - 7.2%		247,380,000
U.S. Government Sponsored Agency
Obligations (b)
Fannie Mae Variable Rate Notes:
0.25%, 7/26/12	35,500	35,489,491
0.29%, 12/20/12	17,500	17,493,323
Federal Home Loan Bank Variable Rate
Notes, 0.24%, 10/06/11	50,000	49,986,248
Freddie Mac Variable Rate Notes:
0.34%, 2/01/11	19,000	18,984,839
0.23%, 2/03/11	10,000	9,995,253
0.33%, 2/14/11	116,130	116,129,349
0.36%, 4/01/11	30,000	30,004,897
0.17%, 5/05/11	70,000	69,994,617
0.21%, 12/29/11	25,000	24,988,551
Total U.S. Government Sponsored
Agency Obligations - 10.9%		373,066,568

2 READY ASSETS PRIME MONEY FUND JANUARY 31, 2011

Ready Assets Prime Money Fund
Schedule of Investments (concluded)
(Percentages shown are based on Net Assets)

	Par
U. S. Treasury Obligations (000) Value
U.S. Treasury Bills (d):
0.20%, 3/17/11	$ 36,000	$ 35,991,420
0.17%, 4/21/11	32,000	31,987,852
0.19%, 5/26/11	17,700	17,689,351
0.21%, 6/02/11	37,000	36,973,635
0.23%, 6/30/11	39,000	38,963,681
0.20%, 7/07/11	39,500	39,465,767
U.S. Treasury Notes:
0.88%, 2/28/11	91,000	91,042,769
4.50%, 2/28/11	37,500	37,618,827
0.88%, 3/31/11	47,000	47,047,182
4.88%, 5/31/11	27,000	27,406,895
1.13%, 6/30/11	61,000	61,218,619
5.00%, 8/15/11	40,000	41,019,929
1.00%, 9/30/11	37,000	37,176,351
4.63%, 10/31/11	30,000	30,971,853
Total U.S. Treasury Obligations - 16.8%		574,574,131
Repurchase Agreements
Barclays Capital Inc., 0.21%, 2/01/11
(Purchased on 1/31/11 to be
repurchased at $120,000,700,
collateralized by U.S. Treasury Note,
1.13% - 2.38%, due 12/15/11 –
3/31/16, par and fair value of
$119,470,600, $122,400,046,
respectively)	120,000	120,000,000
Deutsche Bank Securities, Inc., 0.21%,
2/01/11 (Purchased on 1/31/11 to
be repurchased at $99,039,578,
collateralized by U.S. Treasury
Obligations, 0.00% - 2.00%, due
4/21/11 – 9/21/11, par and fair
value of $101,107,000,
$101,019,955, respectively)	99,039	99,039,000
Total Repurchase Agreements - 6.4% 219,039,000
Total Investments
(Cost - $3,451,129,718*) – 100.9%		3,451,129,718
Liabilities in Excess of Other Assets – (0.9)%		(32,143,222)
Net Assets – 100.0%	$ 3,418,986,496

* Cost for federal income tax purposes.
(a) Issuer is a US branch of foreign domiciled bank.
(b) Variable rate security. Rate shown is as of report date.
(c) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(d) Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Fund's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Short-Term
Securities[1]	—	$ 3,451,129,718	— $3,451,129,718
[1] See above Schedule of Investments for values in each security type.

READY ASSETS PRIME MONEY FUND JANUARY 31, 2011 3

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ready Assets Prime Money Fund

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets Prime Money Fund

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets Prime Money Fund

Date: March 25, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Ready Assets Prime Money Fund

Date: March 25, 2011